Risk management activities (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Remaining contractual maturities of financial liabilities
The following are the remaining contractual maturities of financial liabilities as at December 31, 2020 (in thousands $):

Contractual obligations	Carrying Amount	Less than 1 year	1-3 years	3-5 years	More than 5 years
Lease obligation	7,460	2,501	4,719	240	—
Compensation payable	15,192	15,192	—	—	—
Operating accounts payable	19,046	19,046	—	—	—
Contingent consideration	20,575	10,000	10,575	—	—
Loan facility	16,994	—	—	16,994	—
	79,267	46,739	15,294	17,234	—